31 Net Operating Revenue (Details 3) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of net operating revenue [line items]
Facilities sharing	R$ 26,512
Less than one year [member]
Disclosure of net operating revenue [line items]
Facilities sharing	1,410
1 to 5 Years [member]
Disclosure of net operating revenue [line items]
Facilities sharing	5,640
Over 5 Years [member]
Disclosure of net operating revenue [line items]
Facilities sharing	R$ 19,462